Leases (Details) - USD ($) $ in Thousands						12 Months Ended
	Mar. 30, 2023	Oct. 31, 2022	Mar. 28, 2022	Oct. 26, 2021	Feb. 24, 2016	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Right-of-Use Assets at the beginning of the year						$ 416,485	$ 363,035
Additions/(write-offs), net						146,093	113,929
Depreciation						(93,975)	(60,479)
Right-of-Use Assets at the end of the year						468,603	416,485	$ 363,035
Analysis of lease liabilities
Lease liabilities at the beginning of the year						336,376	302,850
Additions, net						109,907	75,788
Interest expense on leases						17,227	13,639	10,269
Payments						(80,085)	(55,901)
Lease liabilities at the end of the year						383,425	336,376	302,850
Lease liabilities, current portion						70,979	48,548
Lease liabilities, non-current portion						312,446	287,828
Lease expense incurred for low value leases						320	337
Expense relating to short-term leases for which recognition exemption has been used						82	6
Revenue from subleasing right-of-use assets						183,472	108,773	42,034
GAS-twenty six Ltd
Leases
Proceeds from sale and finance leaseback					$ 217,000
Duration of bareboat hire holiday period which expired on September 21, 2016 (in days)					210 days
GAS-three Ltd. and GAS-ten Ltd
Leases
Proceeds from sale and finance leaseback				$ 242,979
Leaseback term (in years)				5 years
Additions to right-of-use assets				$ 173,550
Analysis of lease liabilities
Additions, net				$ 118,176
GAS-six Ltd
Leases
Proceeds from sale and finance leaseback			$ 123,448
Leaseback term (in years)			5 years
Additions to right-of-use assets			$ 83,969
Analysis of lease liabilities
Additions, net			$ 57,412
GAS-twenty one Ltd
Leases
Proceeds from sale and finance leaseback		$ 49,472
Additions to right-of-use assets		30,345
Analysis of lease liabilities
Additions, net		$ 18,719
GAS-five Ltd and GAS-nine Ltd
Leases
Proceeds from sale and finance leaseback	$ 278,297
Leaseback term (in years)	5 years
Additions to right-of-use assets	$ 136,037
Analysis of lease liabilities
Additions, net	$ 111,578
Minimum | GAS-twenty six Ltd
Leases
Sale leaseback, repurchase period					10 years
Maximum | GAS-twenty six Ltd
Leases
Leaseback term (in years)					20 years
Sale leaseback, repurchase period					17 years
Vessels
Leases
Right-of-Use Assets at the beginning of the year						413,151	356,555
Additions/(write-offs), net						143,561	114,271
Depreciation						(91,877)	(57,675)
Right-of-Use Assets at the end of the year						464,835	413,151	356,555
Vessels' Equipment
Leases
Right-of-Use Assets at the beginning of the year						862	1,640
Additions/(write-offs), net						2,398	896
Depreciation						(1,258)	(1,674)
Right-of-Use Assets at the end of the year						2,002	862	1,640
Properties
Leases
Right-of-Use Assets at the beginning of the year						2,458	4,823
Additions/(write-offs), net						134	(1,238)
Depreciation						(839)	(1,127)
Right-of-Use Assets at the end of the year						1,753	2,458	4,823
Other
Leases
Right-of-Use Assets at the beginning of the year						14	17
Depreciation						(1)	(3)
Right-of-Use Assets at the end of the year						$ 13	$ 14	$ 17